RELATED-PARTY TRANSACTIONS (Details) $ / shares in Units, RUB in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Mar. 31, 2013 $ / shares shares	Dec. 31, 2015 USD ($)	Dec. 31, 2015 RUB	Dec. 31, 2014 RUB	Dec. 31, 2013 RUB	Dec. 31, 2015 RUB
Major shareholders | Class A
RELATED-PARTY TRANSACTIONS
Number of shares registered in a public offering by shareholders	26,679,386
Number of shares sold pursuant to an option granted to the underwriters	2,425,399
Share price (in dollars per share) | $ / shares	$ 22.75
Expenses incurred related to offering | RUB					RUB 28
Yandex.Money
RELATED-PARTY TRANSACTIONS
Revenue from subleasing and other services		$ 1.2	RUB 91	RUB 78
Online payment commission expense		2.0	RUB 143	125
Receivable amount		$ 0.4		RUB 46		RUB 27